Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ (48)	$ 825
Actuarial gains (losses) arising from changes in demographic assumptions	4	(18)
Actuarial gains (losses) arising from changes in financial assumptions	138	(1,072)
Actuarial gains (losses) arising from experience adjustments	50	18
Foreign exchange rate movement	1	(4)
Components of defined benefit costs recognized in Other comprehensive income (loss)	(143)	243
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	(48)	825
Actuarial gains (losses) arising from changes in demographic assumptions	4	(18)
Actuarial gains (losses) arising from changes in financial assumptions	131	(1,027)
Actuarial gains (losses) arising from experience adjustments	52	18
Foreign exchange rate movement	0	(1)
Components of defined benefit costs recognized in Other comprehensive income (loss)	(139)	201
Other post-retirement
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	0	0
Actuarial gains (losses) arising from changes in financial assumptions	7	(45)
Actuarial gains (losses) arising from experience adjustments	(2)	0
Foreign exchange rate movement	1	(3)
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ (4)	$ 42